Property, Plant, Mine Development, And Mineral Interests, Net	6 Months Ended
Jun. 30, 2011
Property, Plant, Mine Development, And Mineral Interests, Net
Property, Plant, Mine Development, And Mineral Interests, Net

5. Property, plant, mine development, and mineral interests, net:

		As of June 30, 2011
	Depreciation	Asset Value	Accumulated	Net Book
	Method	at Cost	Depreciation	Value
Buildings and equipment	1 - 5 Years SL	$ 29,278,500	$ 8,793,200	$ 20,485,300
Mine development	UOP	5,221,600	1,606,200	3,615,400
Deferred stripping	UOP	3,947,400	1,465,600	2,481,800
Mineral interest	UOP	29,147,800	2,128,200	27,019,600
Asset retirement cost	UOP	543,600	172,500	371,100

		$ 68,138,900	$ 14,165,700	$ 53,973,200

		As of December 31, 2010
	Depreciation	Asset Value	Accumulated	Net Book
	Method	at Cost	Depreciation	Value
Buildings and equipment	1 - 5 Years SL	$ 22,882,400	$ 6,488,900	$ 16,393,500
Mine development	UOP	4,623,100	1,164,100	3,459,000
Deferred stripping	UOP	3,947,400	1,089,000	2,858,400
Mineral interest	UOP	28,676,200	1,581,400	27,094,800
Asset retirement cost	UOP	543,600	113,200	430,400

		$ 60,672,700	$ 10,436,600	$ 50,236,100

The increase in buildings and equipment cost from the prior period was due primarily to an increase in mining equipment related to Briggs.  Amortization of buildings and equipment, mine development, and mineral interest commenced at the beginning of the third quarter 2009 when the mine entered the production phase.

A rollforward of property, plant, mine development, and mineral interests, net, for the six months ended June 30, 2011:

	Briggs (a)	Reward (b)	Columbia (c)
Beginning balance, January 1, 2011	$ 26,801,300	$ 9,126,900	$ 9,031,400

Acquisition/development capitalized	7,096,200	603,800	-
Depreciation and Amortization	(3,700,400)	(10,000)	-
Dispositions	(65,200)	-	-
Effect of foreign rate change	-	-	-
Net change in the period	3,330,600	593,800	-

Ending balance, June 30, 2011	$ 30,131,900	$ 9,720,700	$ 9,031,400

	Pinson (d)	Other (e)	Total
Beginning balance, January 1, 2011	$ 418,900	$ 4,857,600	$ 50,236,100

Acquisition/development capitalized	-	-	7,700,000
Depreciation and Amortization	(34,400)	(20,800)	(3,765,600)
Dispositions	-	(132,700)	(197,900)
Effect of foreign rate change	-	600	600
Net change in the period	(34,400)	(152,900)	3,737,100

Ending balance, June 30, 2011	$ 384,500	$ 4,704,700	$ 53,973,200

A rollforward of property, plant, mine development, and mineral interests, net, for the twelve months ended December 31, 2010:

	Briggs (a)	Reward (b)	Columbia (c)
Beginning balance, January 1, 2010	$ 29,884,300	$ 8,626,300	$ 9,031,400

Acquisition/development capitalized	3,770,100	454,100	-
Depreciation and Amortization	(6,701,200)	-	-
Dispositions	(151,900)	-	-
Effect of foreign rate change	-	-	-
Net change in the period	(3,083,000)	454,100	-

Ending balance, December 31, 2010	$ 26,801,300	$ 9,080,400	$ 9,031,400

	Pinson (d)	Other (e)	Total
Beginning balance, January 1, 2010	$ 412,700	$ 5,083,500	$ 53,038,200

Acquisition/development capitalized	75,000	92,900	$ 4,392,100
Depreciation and Amortization	(68,800)	(50,800)	(6,820,800)
Dispositions	-	(222,600)	(374,500)
Effect of foreign rate change	-	1,100	1,100
Net change in the period	6,200	(179,400)	(2,802,100)

Ending balance, December 31, 2010	$ 418,900	$ 4,904,100	$ 50,236,100

(a)  Briggs Mine, California:

Briggs is located on the west side of the Panamint Range near Death Valley, California. CR Briggs Corporation is a wholly-owned subsidiary of Canyon, which is wholly-owned by Atna. The Company owns or controls 100 percent of Briggs. Briggs restarted mining operations in early 2009 and the production phase began in July 2009. In addition to Briggs, there are four satellite properties located approximately four miles north of Briggs. These satellite properties are known as the Cecil R, Jackson, Mineral Hill and Suitcase.

(b)  Reward Project, Nevada:

Reward is located in Nye County about 5.5 miles south-southeast of Beatty, Nevada. Most of the property is subject to a three percent NSR royalty. Reward has received all major permits required to initiate development activities. Phase 1 development work has commenced at Reward and the Reward capitalized assets are not currently being depreciated.

(c)  Columbia Property, Montana:

Columbia is located seven miles east of Lincoln and 45 miles northwest of Helena, in Lewis and Clark County, Montana. The patented claims are subject to NSR royalties that range from zero percent up to 6 percent.

In June 2008, the Company acquired certain additional claims at Columbia in order to consolidate the land package containing the known body of mineralization. The acquisition cost for the claims totaled $1.0 million and consisted of an equal amount of cash and common shares of Atna. The Seller retained a four percent net smelter return royalty on the claims purchased. The Columbia assets are not currently being depreciated.

(d)  Pinson Property, Nevada:

Pinson is a joint venture property with Pinson Mining Company ("PMC"), a Nevada general partnership comprised of Homestake Mining Company of California and Barrick Holding Company of California, both subsidiaries of Barrick Gold Corporation ("Barrick") (NYSE: ABX). The Company has a 30 percent interest, and the property is subject to royalties that vary from 3.5 percent to 7.5 percent. The carrying value represents the amortized cost of various buildings and equipment. The Pinson capitalized assets relate to buildings which are currently being depreciated.

(e)  Other Properties:

Clover Property, Nevada: The Clover property has a capitalized balance of $0.1 million. In an agreement dated March 11, 2003, the Company obtained an option to acquire a 100 percent interest in 22 claims known as the Clover property. The claims are subject to a 3 percent NSR royalty, which can be purchased for $1.0 million per percentage point. The Clover property is subject to a finder's fee capped at $0.5 million of which $0.1 million has been paid with annual payments of $30,000.

On November 28, 2006, the Company signed an Earn-in Agreement with Meridian Gold Incorporated, now a subsidiary of Yamana Gold Inc. ("Yamana") whereby Yamana can earn a 51 percent working interest in the Clover property. Yamana may elect to increase its interest to 70 percent by completing a prefeasibility study within 30 months of vesting its initial 51 percent interest in the project. To earn 51 percent Yamana must make payments totaling $0.6 million to the Company and complete exploration work totaling $3.3 million over a 4 year period, which has been extended until the end of 2012 due to various force majeure items. Atna has received all required payments from Yamana. Exploration work commitments remaining under the agreement amount to approximately $2.0 million. The Clover property capitalized assets are not currently being depreciated.

Mineral Rights, Montana: The Company owns a package of approximately 900,000 acres of widely distributed fee mineral rights in the state of Montana. The mineral rights capitalized values are not currently being depreciated.

Adelaide and Tuscarora Properties, Nevada: In February 2008 the Company entered an option agreement whereby Golden Predator Mines US Inc. ("Golden Predator") a wholly-owned subsidiary of Golden Predator Corp. of Vancouver, British Columbia, assumed the Company's interest and all related commitments under the Asset Exchange Agreement in the advanced stage Adelaide and Tuscarora gold exploration properties located in Humboldt and Elko Counties in Nevada.

Pursuant to the Golden Predator agreement, the Company received 0.3 million common shares of Golden Predator Corp. in lieu of a $0.2 million option payment in February 2011. The shares were valued at the market price on the payment date. The Company may earn additional option payments through December 2011 in either cash or stock until Golden Predator meets its spending commitments under the assigned Newmont agreement or until notice of cancellation. Golden Predator has met all of its exploration commitments to date under the option agreement. The Adelaide and Tuscarora properties capitalized values are not currently being depreciated.

CR Kendall Lands, Montana: The Company owns approximately 800 acres of fee simple lands located at the Kendall Mine near Lewistown, Montana. The Company sold approximately 180 acres in May 2011. The CR Kendall lands capitalized values are not currently being depreciated.

Uranium Joint Venture, Wyoming: In August 2006, the Company joined with Uranium One Exploration USA Inc, ("Uranium One") to form the Sand Creek Joint Venture ("Sand Creek JV"). The area of interest for the Sand Creek JV covers an area of approximately 92,000 acres, located east and south of Douglas, Wyoming. In June 2009, the Company entered into a Supplemental Agreement to the Sand Creek Uranium Project Exploration, Development and Mine Operating Agreement. Under this Supplemental Agreement, Uranium One assumed the role of project manager and may spend up to $1.6 million before December 31, 2012 to increase its interest in the project from 30 percent to 51 percent. The Company is carried at no expense while Uranium One spends the funds to increase its interest. During 2010, approximately $0.2 million was spent by Uranium One on project activities. Uranium One's equity interest in the project at the end of 2010 is approximately 35 percent and Atna's interest is 65 percent.

If Uranium One does not earn up to a 51 percent position, then the Company will assume the role of operator in the project. At termination or completion of the Supplemental Agreement, the existing Exploration, Development and Mine Operating Agreement will remain effective and the partners' operating interests will be set in proportion to the amount of their respective expenditures. The Uranium joint venture capitalized values are not currently being depreciated.